INCOME TAXES - Income (Loss) Before Taxes (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income/(loss) before taxes
Canada	CAD 146,953	CAD 121,257	CAD (500,113)
United States	172,033	38,961	(1,190,765)
Income/(Loss) Before Taxes	CAD 318,986	CAD 160,218	CAD (1,690,878)